Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 28 – Financial Instruments

A.	General

The Group has international activity in which it is exposed to credit, liquidity and market risks (including currency, interest, inflation and other price risks). In order to reduce the exposure to these risks, the Group holds derivative financial instruments, (including forward transactions, interest rate swap (“SWAP”) transactions, and options) for the purpose of economic (not accounting) hedging of foreign currency risks, inflation risks, commodity price risks, interest risks and risks relating to the price of inputs.

This note presents information about the Group’s exposure to each of the above risks, and the Group’s objectives, policies and processes for measuring and managing the risk.

The risk management of the Group companies is executed by them as part of the ongoing current management of the companies. The Group companies monitor the above risks on a regular basis. The hedge policies with respect to all the different types of exposures are discussed by the boards of directors of the companies.

The comprehensive responsibility for establishing the base for the risk management of the Group and for supervising its implementation lies with the Board of Directors and the senior management of the Group.

B.	Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on their obligations under the contract. This includes any cash amounts owed to the Group by those counterparties, less any amounts owed to the counterparty by the Group where a legal right of set-offs exists and also includes the fair values of contracts with individual counterparties which are included in the financial statements. The maximum exposure to credit risk at each reporting date is the carrying value of each class of financial assets mentioned in this note.

(1)	Exposure to credit risk The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of year end was:

	As at December 31,
	2025	2024
	$ Thousands
	Carrying amount
Cash and cash equivalents	1,478,339	1,015,851
Short-term and long-term deposits and restricted cash	163,650	16,444
Trade receivables and other assets	212,604	115,918
Short-term and long-term derivative instruments	12,968	27,423
Other investments	107,313	142,619
	1,974,874	1,318,255

Based on the credit risk profiles of the Group’s counterparties relating to the Group’s cash and cash equivalents, short-term and long-term deposits and restricted cash, trade receivables and other assets, short-term and long-term derivative instruments, the Group has assessed expected credit losses on the financial assets to be immaterial. The maximum exposure to credit risk for trade receivables as of year end, by geographic region was as follows:

	As at December 31,
	2025	2024
	$ Thousands
Israel	96,005	65,526
United States	40,965	14,877
	136,970	80,403

(2)	Aging of debts

Set forth below is an aging of the trade receivables:

	As at December 31
	2025	2024
	$ Thousands
Not past due nor impaired	136,970	80,403

No ECL has been recorded on any trade receivable amounts based on historical credit loss data and the Group’s view of economic conditions over the expected lives of the receivables.

Debt securities

The following table provides information about the movement of ECL on other investments as of December 31, 2025:

	ECL on other investments
	2025	2024	2023
	$ Thousands
Balance as at 1 January	338	1,374	732
Impairment (reversal)/loss on debt securities at FVOCI	(233)	(1,036)	642
Balance as at 31 December	105	338	1,374

C.	Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and adverse credit and market conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group manages its liquidity risk by means of holding cash balances, short-term deposits, other liquid financial assets and credit lines.

Set forth below are the anticipated repayment dates of the financial liabilities, including an estimate of the interest payments. This disclosure does not include amounts regarding which there are offset agreements:

	As at December 31, 2025
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	126,781	126,781	126,781	-	-	-
Other current liabilities	8,876	8,876	8,876	-	-	-
Lease liabilities including interest payable *	10,223	14,691	2,852	7,290	1,444	3,105
Debentures (including interest payable) *	592,329	686,215	97,134	94,816	314,064	180,201
Loans from banks and others including interest *	1,184,096	1,486,109	91,079	99,499	582,952	712,579

	1,922,305	2,322,672	326,722	201,605	898,460	895,885

*	Includes current portion of long-term liabilities.

	As at December 31, 2024
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	58,293	58,293	58,293	-	-	-
Other current liabilities	7,424	7,641	7,641	-	-	-
Lease liabilities including interest payable *	12,958	16,074	4,303	2,756	6,090	2,925
Debentures (including interest payable) *	518,612	580,109	73,158	83,604	308,163	115,184
Loans from banks and others including interest *	753,786	1,015,619	62,217	61,186	328,939	563,277

	1,351,073	1,677,736	205,612	147,546	643,192	681,386

*	Includes current portion of long-term liabilities.

D.
Market risks

Market risk is the risk that changes in market prices, such as foreign exchange rates, the CPI, interest rates and prices of capital products and instruments will affect the fair value of the future cash flows of a financial instrument.

The Group buys and sells derivatives in the ordinary course of business, and also incurs financial liabilities, in order to manage market risks. All such transactions are carried out within the guidelines set by the Boards of Directors of the companies. For the most part, the Group companies enter into hedging transactions for purposes of avoiding economic exposures that arise from their operating activities. Most of the transactions entered into do not meet the conditions for recognition as an accounting hedge and, therefore, differences in their fair values are recorded on the statement of profit and loss.

(1)
CPI and foreign currency risk

Currency risk

The Group’s functional currency is the U.S. dollar. The exposures of the Group companies are measured with reference to the changes in the exchange rate of the dollar vis-à-vis the other currencies in which it transacts business.

The Group is exposed to currency risk on sales, purchases, assets and liabilities that are denominated in a currency other than the respective functional currencies of the Group entities. The primary exposure is to the Shekel (“NIS”).

The Group uses options and forward exchange contracts on exchange rates for purposes of hedging short-term currency risks, usually up to one year, in order to reduce the risk with respect to the final cash flows in dollars deriving from the existing assets and liabilities and sales and purchases of goods and services within the framework of firm or anticipated commitments, including in relation to future operating expenses.

The Group is exposed to currency risk in relation to loans it has taken out and debentures it has issued in currencies other than the dollar. The principal amounts of these bank loans and debentures have been hedged by swap transactions the repayment date of which corresponds with the payment date of the loans and debentures.

The Group has no exposure to foreign currency risk in respect of non-hedging derivative financial instruments in 2025. Relevant information for 2025 is as follows:

As at December 31, 2025
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
$ Thousands
Forward contracts on exchange rates	Dollar	NIS	-	-	-	-

	As at December 31, 2024
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands
Forward contracts on exchange rates	Dollar	NIS	1,097	3,950	2025	47

The Group’s exposure to foreign currency risk in respect of hedging derivative financial instruments is as follows:

	As at December 31, 2025
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	99,271	313,958	2026	576

	As at December 31, 2024
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	192	691	2025	7

Inflation risk

The Group has CPI-linked loans. The Group is exposed to payments of higher interest and principal as the result of an increase in the CPI. It is noted that part of the Group’s anticipated revenues will be linked to the CPI. The Group does not hedge this exposure beyond the expected hedge included in its revenues.

a.	Breakdown of CPI-linked derivative instruments

The Group’s exposure to index risk with respect to derivative instruments used for hedging purposes is shown below:

	As at December 31, 2025
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.76%	2036	78,380	12,968

	As at December 31, 2024
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.76%	2036	74,577	11,931

b.	Exposure to CPI and foreign currency risks

The Group’s exposure to CPI and foreign currency risk, based on nominal amounts, is as follows:

	As at December 31, 2025
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	562,373	-	987
Short-term deposits and restricted cash	12,571	-
Trade receivables	93,892	-	74
Other current assets	1,165	-	66
Total financial assets	670,001	-	1,127

Trade payables	84,666	-	2,116
Other current liabilities	523	3,745	131
Loans from banks and others and debentures	1,200,809	284,297	-
Total financial liabilities	1,285,998	288,042	2,247

Total non-derivative financial instruments, net	(615,997)	(288,042)	(1,120)
Derivative instruments	-	12,968	-
Net exposure	(615,997)	(275,074)	(1,120)

	As at December 31, 2024
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other
Non-derivative instruments
Cash and cash equivalents	63,984	-	884
Short-term deposits and restricted cash	16,444	-	-
Trade receivables	63,561	-	-
Other current assets	1,208	-	60
Total financial assets	145,197	-	944

Trade payables	24,910	-	131
Other current liabilities	3,648	3,979	218
Loans from banks and others and debentures	780,684	367,524	-
Total financial liabilities	809,242	371,503	349

Total non-derivative financial instruments, net	(664,045)	(371,503)	595
Derivative instruments	-	11,931	-
Net exposure	(664,045)	(359,572)	595

c.	Sensitivity analysis

A strengthening of the dollar exchange rate by 5% – 10% against the following currencies and change of the CPI in rate of 1% – 2% would have increased (decreased) the net income or net loss and the equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	As at December 31, 2025
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	20,475	10,239	(10,239)	(20,475)

	As at December 31, 2025
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(3,862)	(1,931)	1,931	3,862

	As at December 31, 2024
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	6,261	3,130	(3,130)	(6,261)

	As at December 31, 2024
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(5,578)	(2,789)	2,789	5,578

(2)	Interest rate risk

The Group is exposed to changes in the interest rates with respect to loans bearing interest at variable rates, as well as in relation to swap transactions of liabilities in foreign currency for dollar liabilities bearing a variable interest rate.

The Group has not set a policy limiting the exposure and it hedges this exposure based on forecasts of future interest rates. The Group enters into transactions mainly to reduce the exposure to cash flow risk in respect of interest rates. The transactions include interest rate swaps and “collars”. In addition, options are acquired and written for hedging the interest rate at different rates.

Type of interest

Set forth below is detail of the type of interest borne by the Group’s interest-bearing financial instruments:

	As at December 31,
	2025	2024
	Carrying amount
	$ Thousands
Fixed rate instruments
Financial assets	107,313	142,619
Financial liabilities	(283,100)	(365,704)
	(175,787)	(223,085)
Variable rate instruments
Financial assets	316	57,448
Financial liabilities	(873,610)	(450,980)
	(873,294)	(393,532)

The Group’s assets and liabilities bearing fixed interest are not measured at fair value through the statement of profit and loss and the Group does not designate derivatives interest rate swaps as hedging instruments under a fair value hedge accounting model. Therefore, a change in the interest rates as of the date of the report would not be expected to affect the income or loss with respect to changes in the value of fixed – interest assets and liabilities.

A change of 100 basis points in interest rate at reporting date would have (decreased)/increased profit and loss before tax by the amounts below. This analysis assumes that all variables, in particular foreign currency rates, remain constant.

	As at December 31, 2025
	increase	decrease
	$ Thousands
Variable rate instruments	(8,733)	8,733

	As at December 31, 2024
	increase	decrease
	$ Thousands
Variable rate instruments	(3,935)	3,935

A change of 1% – 2% in the SOFR interest rate at reporting date would have increased/(decreased) the net income or net loss and the equity by the amounts below. This analysis assumes that all variables, in particular foreign currency rates, remain constant.

	As at December 31, 2025
	2% decrease	1% decrease	1% increase	2% increase
	$ Thousands

Long-term loans and debentures (SOFR)	33,034	16,517	(16,517)	(33,034)
Interest rate swaps (SOFR)	4,294	2,147	(2,147)	(4,294)

The Group has no exposure to SOFR interest rate risk for derivative financial instruments used for hedging as of December 31, 2025.

Fair value

(1)
Fair value compared with carrying value

The Group’s financial instruments include mainly non-derivative assets, such as: cash and cash equivalents, investments, deposits and short-term loans, receivables and debit balances, investments and long-term receivables; non-derivative liabilities: such as: short-term credit, payables and credit balances, long-term loans, finance leases and other liabilities; as well as derivative financial instruments. In addition, fair value disclosure of lease liabilities is not required.

Due to their nature, the fair value of the financial instruments included in the Group’s working capital is generally identical or approximates the book value.

The following table shows in detail the carrying amount and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value.

	As at December 31, 2025
	Carrying amount	Fair value
Liabilities	$ Thousands
Non-convertible debentures	592,329	590,828
Long-term loans from banks and others (excluding interest)	1,046,206	1,060,126
Loans from non-controlling interests	137,890	140,265

	As at December 31, 2024
	Carrying amount	Fair value
Liabilities	$ Thousands
Non-convertible debentures	518,612	494,868
Long-term loans from banks and others (excluding interest)	612,482	613,488
Loans from non-controlling interests	141,304	139,197

The fair value of long-term loans from banks and others (excluding interest) is classified as level 2, and measured using the technique of discounting the future cash flows with respect to the principal component and the discounted interest using the market interest rate on the measurement date.

(2)          Hierarchy of fair value

The following table presents an analysis of the financial instruments measured at fair value, using an evaluation method. The various levels were defined as follows:

– Level 1: Quoted prices (not adjusted) in an active market for identical instruments.
– Level 2: Observed data, direct or indirect, not included in Level 1 above.
– Level 3: Data not based on observed market data.

Other investments are measured at fair value through other comprehensive income (Level 1).

Derivative instruments, other than instruments as detailed below, are measured at fair value using a Level 2 valuation method – observable data, directly or indirectly, which are not included in quoted prices in an active market for identical instruments.

Level 3 financial instrument measured at fair value

In 2024, Kenon entered into a cash settled capped call transaction with respect to 5 million ZIM shares with a settlement date in June 2026.

As of December 31, 2025, the fair value of the capped call transaction amounted to $15 million (December 31, 2024: $15 million. See Note 29 for the settlement of the capped call transaction.

The collar transaction and capped call transaction are recognized as derivative instruments measured at fair value through profit or loss.

As of December 31, 2025, the fair value of long-term investment (Qoros) remains at $nil (2024: $nil).

(3)          Data and measurement of the fair value of financial instruments at Level 2 and 3

Level 2

The fair value of forward contracts on foreign currency is determined using trading programs that are based on market prices. The market price is determined based on a weighting of the exchange rate and the appropriate interest coefficient for the period of the transaction along with an index of the relevant currencies.

The fair value of contracts for exchange (SWAP) of interest rates and fuel prices is determined using trading programs which incorporate market prices, the remaining term of the contract and the credit risks of the parties to the contract.

The fair value of currency and interest exchange (SWAP) transactions is valued using discounted future cash flows at the market interest rate for the remaining term.

The fair value of transactions used to hedge inflation is valued using discounted future cash flows which incorporate the forward CPI curve, and market interest rates for the remaining term.

If the inputs used to measure the fair value of an asset or liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The fair value of marketable securities held for trade is determined using the ‘Discounts for Lack of Marketability’ (“DLOM”) valuation method, which is a method used to calculate the value of restricted securities. The method purports that the only difference between a company’s common stock and its restricted securities is the lack of marketability of the restricted securities which is derived from the price difference between both prices.

Level 3

The fair value of the capped call transaction was based on the Black-Scholes model using the following variables:

•	The underlying asset value was based on the share price of ZIM as of the valuation date.
•	The exercise price of the option was based on the strike price as set out in the capped call agreement.
•	The expected exercise date was based on the terms of the capped call agreement.
•	The risk-free interest rate was based on US treasury bonds with time to maturity equals to the maturity of each component.
•	The expected volatility was based on the historical volatility of ZIM for a period equals to the maturity of each component of the option.

As of December 31, 2025 and 2024, the fair value of the long-term investment (Qoros) was based on the present value of the expected cash flows. Included in the long-term investment (Qoros) are the 12% interests in Qoros and the put option. For the purposes of management’s fair value assessment of the long-term investment (Qoros), management takes into consideration factors including market risk and credit risk exposures, publicly available information and financial information of the New Qoros Investor and Qoros for the year ended December 31, 2025 and 2024.

The following table shows the valuation techniques used in measuring Level 3 fair values as of December 31, 2025 and 2024, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable data	Inter-relationship between significant unobservable inputs and fair value measurement
Long-term investment (Qoros)	The Group assessed the fair value of the long-term investment (Qoros) using the present value of the expected cash flows.	The likelihood of expected cash flows.	The estimated fair value would increase if the likelihood of expected cash flows increase.